Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment Information
(14) Segment Information
Business Segments
During 2009, the Company renamed two of its segments in order to more accurately describe the markets and customers served by the businesses operating in each segment. The content of these segments has not changed, exclusive of the acquisitions of Superior Completion Services, Hallin and the Bullwinkle platform. The Company currently has three reportable segments: subsea and well enhancement (formerly well intervention), drilling products and services (formerly rental tools), and marine. The subsea and well enhancement segment provides production-related services used to enhance, extend and maintain oil and gas production, which include integrated subsea services and engineering services, mechanical wireline, hydraulic workover and snubbing, well control, coiled tubing, electric line, pumping and stimulation and wellbore evaluation services; well plug and abandonment services; stimulation and sand control equipment and services; and other oilfield services used to support drilling and production operations. The subsea and well enhancement segment also includes production handling arrangements, as well as the production and sale of oil and gas. The drilling products and services segment rents and sells stabilizers, drill pipe, tubulars and specialized equipment for use with onshore and offshore oil and gas well drilling, completion, production and workover activities. It also provides on-site accommodations and bolting and machining services. The marine segment operates liftboats for production service activities, as well as oil and gas production facility maintenance, construction operations and platform removals. During the year ended December 31, 2008, the Company sold 75% of its interest in SPN Resources. SPN Resources’ operations constituted substantially all the oil and gas segment. Oil and gas eliminations represent products and services provided to the oil and gas segment by the Company’s three other segments. Certain previously reported amounts have been reclassified to conform to the presentation in the current period.
The accounting policies of the reportable segments are the same as those described in note 1 of these notes to the consolidated financial statements. The Company evaluates the performance of its operating segments based on operating profits or losses. Segment revenues reflect direct sales of products and services for that segment, and each segment records direct expenses related to its employees and its operations. Identifiable assets are primarily those assets directly used in the operations of each segment.
Summarized financial information concerning the Company’s segments as of December 31, 2010, 2009 and 2008 and for the years then ended is shown in the following tables (in thousands):

	Subsea and	Drilling
	Well	Products and			Consolidated
2010	Enhancement	Services	Marine	Unallocated	Total

Revenues	$1,112,662	$474,707	$94,247	$—	$1,681,616
Cost of services, rentals, and sales (exclusive of items shown separately below)	675,447	176,453	66,813	—	918,713
Depreciation, depletion, amortization and accretion	95,306	114,722	10,807	—	220,835
General and administrative	221,615	107,191	14,075	—	342,881
Reduction in the value of assets	—	—	32,004		32,004
Gain on sale of business	—	—	1,083	—	1,083
Income (loss) from operations	120,294	76,341	(28,369)	—	168,266
Interest expense, net	—	—	—	(57,377)	(57,377)
Interest income	4,548	—	—	595	5,143
Other income	—	—	—	825	825
Earnings from equity-method investments	—	—	—	8,245	8,245

Income (loss) before income taxes	$124,842	$76,341	$(28,369)	$(47,712)	$125,102

Identifiable assets	$1,769,813	$802,785	$255,883	$79,052	$2,907,533

Capital expenditures	$150,313	$142,942	$29,989	$—	$323,244

	Subsea and	Drilling
	Well	Products and			Consolidated
2009	Enhancement	Services	Marine	Unallocated	Total

Revenues	$919,335	$426,876	$103,089	$—	$1,449,300
Cost of services, rentals, and sales (exclusive of items shown separately below)	616,116	143,802	64,116	—	824,034
Depreciation and amortization	89,986	105,613	11,515	—	207,114
General and administrative	149,122	90,318	19,653	—	259,093
Reduction in value of assets	212,527	—	—	—	212,527
Gain on sale of business	—	—	2,084	—	2,084
Income (loss) from operations	(148,416)	87,143	9,889	—	(51,384)
Interest expense, net	—	—	—	(50,906)	(50,906)
Interest income	—	—	—	926	926
Other income	—	—	—	571	571
Losses from equity-method investments	—	—	—	(22,600)	(22,600)
Reduction in the value of equity-method investment	—	—	—	(36,486)	(36,486)

Income (loss) before income taxes	$(148,416)	$87,143	$9,889	$(108,495)	$(159,879)

Identifiable assets	$1,377,122	$759,418	$299,834	$80,291	$2,516,665

Capital expenditures	$99,551	$124,845	$66,881	$—	$291,277

	Subsea and	Drilling			Oil & Gas
	Well	Products and			Eliminations	Consolid.
2008	Enhancement	Services	Marine	Oil & Gas	& Unallocated	Total

Revenues	$1,155,221	$550,939	$121,104	$55,072	$(1,212)	$1,881,124
Costs of services, rentals and sales (exclusive of items shown separately below)	633,127	178,563	74,830	12,986	(1,212)	898,294
Depreciation, depletion, amortization and accretion	72,169	90,459	10,073	2,799	—	175,500
General and administrative	163,622	97,624	12,558	8,780	—	282,584
Gain on sale of businesses	500	3,332	—	37,114	—	40,946
Income from operations	286,803	187,625	23,643	67,621	—	565,692
Interest expense, net	—	—	—	—	(46,684)	(46,684)
Interest income	—	—	—	—	2,975	2,975
Other expense	—	—	—	—	(3,977)	(3,977)
Earnings from equity-method investments	—	—	—	24,373	—	24,373

Income before income taxes	$286,803	$187,625	$23,643	$91,994	$(47,686)	$542,379

Identifiable assets	$1,343,710	$762,848	$239,572	$121,583	$22,432	$2,490,145

Capital expenditures	$206,404	$193,297	$51,428	$2,732	$—	$453,861
Geographic Segments
The Company attributes revenue to various countries based on the location where services are performed or the destination of the drilling products or equipment sold or leased. Long-lived assets consist primarily of property, plant, and equipment and are attributed to various countries based on the physical location of the asset at a given fiscal year end. The Company’s information by geographic area is as follows (amounts in thousands):

	Revenues			Long-Lived Assets
	Years Ended December 31,			December 31,
	2010	2009	2008	2010	2009
United States	$1,216,295	$1,126,071	$1,564,384	$881,416	$828,662
Other Countries	465,321	323,229	316,740	431,734	230,314

Total	$1,681,616	$1,449,300	$1,881,124	$1,313,150	$1,058,976